UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash Flows provided by Operating Activities:
Net income	$ 47,729,784	$ 7,602,568
Adjustments to reconcile net income to net cash provided by Operating activities:
Depreciation and amortization	12,174,218	4,040,601
Amortization of deferred finance charges	436,148	125,234
Amortization of other deferred charges	0	53,449
Deferred revenue amortization	0	(157,076)
Changes in operating assets and liabilities:
Accounts receivable trade, net	(2,796,675)	(1,496,824)
Inventories	(3,542,440)	(2,836,214)
Due from/to related parties	(2,482,584)	(1,179,669)
Prepaid expenses and other assets	(836,191)	(901,228)
Other deferred charges	127,010	(196,347)
Accounts payable	3,755,428	515,337
Accrued liabilities	1,028,491	1,365,569
Deferred revenue	(1,335,331)	1,564,978
Dry-dock costs paid	(1,432,706)	(1,288,364)
Net Cash provided by Operating Activities	52,825,152	7,212,014
Cash flow used in Investing Activities:
Vessel acquisitions and other vessel improvements	(23,105,822)	(245,945,567)
Advances for vessel acquisition	0	(9,178,452)
Net cash used in Investing Activities	(23,105,822)	(255,124,019)
Cash flows provided by Financing Activities:
Gross proceeds from issuance of common stock and warrants	0	262,516,826
Common stock issuance expenses	(65,797)	(12,311,638)
Proceeds from long-term debt	55,000,000	33,290,000
Repayment of long-term debt	(12,054,000)	(1,571,000)
Payment of deferred financing costs	(704,558)	(756,051)
Net cash provided by Financing Activities	42,175,645	281,168,137
Net increase in cash, cash equivalents, and restricted cash	71,894,975	33,256,132
Cash, cash equivalents and restricted cash at the beginning of the period	43,386,468	9,426,903
Cash, cash equivalents and restricted cash at the end of the period	115,281,443	42,683,035
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	104,387,715	40,032,095
Restricted cash, current	3,053,728	400,940
Restricted cash, non-current	7,840,000	2,250,000
Cash, cash equivalents and restricted cash at the end of the period	115,281,443	42,683,035
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest	2,286,652	400,907
Unpaid capital raising costs (included in Accounts payable and Accrued Liabilities)	0	223,956
Unpaid vessel acquisition and other vessel improvement costs (included in Accounts payable and Accrued liabilities)	5,560	869,876
Unpaid advances for vessel acquisitions (included in Accounts payable and Accrued Liabilities)	0	64,555
Unpaid deferred dry-dock costs (included in Accounts payable and Accrued liabilities)	$ 1,282,901	$ 869,951